DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds
September 30, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
26.95% of Net Assets
AL State Corrections Institution Finance Authority	5.000%	07/01/2042	Aa2	$350,000	$349,972
Alabama State Building Renovation Finance Authority	5.000	08/01/2043	Aa2	250,000	246,903
Alabama State Corrections Finance Authority	5.250	07/01/2047	Aa2	100,000	100,287
Alabaster AL Public Building Authority	5.000	05/01/2045	A1	230,000	226,978
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	50,011
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	140,000	140,143
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2037	Aa3	400,000	403,378
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2038	Aa3	250,000	251,808
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	12/01/2043	AA*	500,000	497,685
Boaz AL Warrants	4.000	02/01/2037	AA*	250,000	233,840
Bullock County AL Public Building Authority	4.000	10/01/2038	AA-*	500,000	455,700
Cherokee County AL Public Building Authority	4.125	07/01/2044	A2	350,000	300,864
Helena AL Warrants	4.000	01/01/2049	AA*	350,000	283,836
Irondale AL Public Building Authority	4.000	10/01/2049	AA-*	425,000	345,712
Montgomery County AL Public Building Authority	5.000	03/01/2036		350,000	351,383
Tuscaloosa County AL Public Building Authority	4.000	10/01/2044	AA-*	250,000	213,630
					4,452,130
SCHOOL IMPROVEMENT BONDS
26.31% of Net Assets
Athens AL	4.125	05/01/2044	Aa2	250,000	220,315
Athens AL	4.250	05/01/2049	Aa2	250,000	214,480
Cherokee County AL Board of Education Tax Warrants	4.000	12/01/2034	A1	310,000	291,983
Cherokee County AL Board of Education Tax Warrants	4.250	12/01/2042	A1	150,000	133,629
Cullman AL Board of Education Special Tax School Warrants	4.000	03/01/2044	A1	250,000	215,375
Cullman AL Board of Education Special Tax School Warrants	4.125	03/01/2049	A1	250,000	206,570
Enterprise AL Board of Education Special Tax School Warrants	4.000	03/01/2044	AA*	250,000	214,345
Florence AL City Board of Education Special Tax School Warrants	4.000	03/01/2046	Aa3	225,000	183,855
Houston County AL Board of Education Special Tax School Warrants	3.000	12/01/2037	AA*	150,000	122,636
Jackson County AL Board of Education School Tax Warrants	3.000	03/01/2038	AA*	350,000	282,468
Jefferson County AL Board of Education Public School Warrants	4.000	02/01/2042	Aa3	795,000	687,381
Lauderdale County AL Board of Education Special Tax School Warrants	5.000	02/01/2044	AA*	155,000	153,396
Lauderdale County AL Board of Education Special Tax School Warrants	4.125	02/01/2049	AA*	250,000	208,628
Mountain Brook AL City Board of Education	3.000	03/01/2042	Aa1	250,000	184,300
Pell City AL Warrants	4.500	02/01/2042	AA*	200,000	188,140
Pike Road AL Warrants	5.000	03/01/2043	AA+*	250,000	250,535
Saint Clair County AL Board of Education Special Tax Warrants	5.000	02/01/2040	A1	125,000	125,801
Saint Clair County AL Board of Education Special Tax Warrants	4.000	02/01/2044	A1	500,000	431,455
Troy AL Public Educational Building Authority	5.250	12/01/2036	A1	30,000	29,999
					4,345,291
MUNICIPAL UTILITY REVENUE BONDS
14.04% of Net Assets
Berry AL Water & Sewer Revenue	4.000	09/01/2039	AA*	250,000	227,523
Birmingham AL Waterworks	4.000	01/01/2041	Aa2	225,000	199,710
Guntersville AL Waterworks & Sewer Board Utility Revenue	4.250	08/01/2049	AA*	250,000	214,273
Limestone County AL Water & Sewer Authority	4.750	12/01/2035	AA*	400,000	400,047
Montgomery AL Water Works	5.000	09/01/2044	Aa1	115,000	115,570
Opelika AL Utilities Board	4.000	06/01/2039	Aa3	250,000	222,828
Prattville AL Sewer Warrants	4.000	11/01/2042	AA*	375,000	327,085
Roanoke AL Utilities Board Water & Gas & Sewer Revenue	4.375	08/15/2049	AA*	250,000	221,968
Tuskegee AL Utilities Board	3.000	08/01/2037	A1	260,000	217,472
Warrior River AL Water Authority	4.000	08/01/2043	AA*	200,000	173,078
					2,319,554
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.96% of Net Assets
AL Community College System Gadsden State Community College	5.000	06/01/2038	A1	325,000	325,894
AL State Public School & College Authority	4.000	11/01/2040	Aa1	250,000	226,580
AL State Public School & College Authority	4.000	09/01/2043	Aa1	250,000	220,365
Florence AL Public Educational Building Authority	5.250	11/01/2049	A1	575,000	569,658
Troy University AL Facilities Revenue	4.000	11/01/2032	A1	300,000	293,175
University of AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	500,000	505,265
					2,140,937
STATE AND LOCAL MORTGAGE/HOUSING BONDS
8.48% of Net Assets
AL State Housing Finance Authority	4.500	10/01/2044	Aa1	940,000	837,390
AL State Housing Finance Authority	4.550	10/01/2044	Aa1	245,000	220,429
AL State Housing Finance Authority	4.450	10/01/2044	Aa1	140,000	126,756
AL State Housing Finance Authority	4.700	10/01/2049	Aa1	240,000	215,400
					1,399,975
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.41% of Net Assets
Birmingham AL Warrants	4.000	12/01/2035	Aa3	250,000	237,430
Elmore County AL Warrants	5.000	05/01/2047	AA*	250,000	242,485
Enterprise AL Warrants	4.625	10/01/2040	AA-*	250,000	239,425
Rainsville AL Warrants	4.000	01/01/2044	AA*	200,000	173,902
					893,242

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds
September 30, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
1.76% of Net Assets
Limestone County AL Water & Sewer Authority	4.750%	12/01/2033	AA*	$290,000	$290,548

REFUNDING BONDS
1.52% of Net Assets
Jefferson County AL Warrants	5.000	09/15/2035	AA+*	250,000	250,810

Total Investments 97.43% of Net Assets					$16,092,487

(cost $17,747,258 (See (a) below for further explanation)

Other assets in excess of liabilities 2.57%					425,108

Net Assets 100%					$16,517,595

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect subsequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a) Cost for federal income tax purposes is $17,747,258 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$781
Unrealized depreciation	(1,655,552)
Net unrealized depreciation	$(1,654,771)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -

Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2026, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2026.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	16,092,487
Level 3	Significant Unobservable Inputs	—

$16,092,487

Securities held by the Fund are valued as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund’s securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
September 30, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
31.78% of Net Assets
Adair County KY School District Finance Corporation	4.250%	09/01/2040	Aa3	$1,840,000	$1,656,442
Adair County KY School District Finance Corporation	4.250	09/01/2042	Aa3	1,270,000	1,114,057
Anderson County KY School District Finance Corporation	3.000	02/01/2029	Aa3	500,000	484,495
Bardstown KY Independent School District Finance Corporation	4.000	02/01/2040	Aa3	1,495,000	1,327,874
Bardstown KY Independent School District Finance Corporation	4.000	02/01/2042	Aa3	1,525,000	1,340,506
Bardstown KY Independent School District Finance Corporation	4.750	09/01/2044	Aa3	610,000	568,788
Bardstown KY Independent School District Finance Corporation	5.000	09/01/2048	Aa3	2,200,000	2,095,764
Beechwood KY Independent School District Finance Corporation	4.375	08/01/2042	Aa3	650,000	578,370
Bell County KY School District Finance Corporation	4.500	09/01/2041	Aa3	1,440,000	1,353,312
Bell County KY School District Finance Corporation	4.000	10/01/2042	Aa3	680,000	580,156
Bell County KY School District Finance Corporation	4.000	10/01/2043	Aa3	710,000	601,725
Bell County KY School District Finance Corporation	5.000	09/01/2046	Aa3	1,725,000	1,714,167
Boone County KY School District Finance Corporation	4.000	06/01/2029	Aa3	450,000	449,415
Bourbon County KY School District Finance Corporation	5.000	08/01/2028	Aa3	215,000	218,758
Bourbon County KY School District Finance Corporation	5.000	08/01/2029	Aa3	225,000	230,418
Bourbon County KY School District Finance Corporation	5.000	08/01/2030	Aa3	185,000	190,513
Bowling Green KY Independent School District Finance Corporation	5.000	08/01/2027	Aa3	695,000	695,535
Bowling Green KY School District Finance Corporation	4.000	08/01/2034	Aa3	1,890,000	1,857,473
Bowling Green KY School District Finance Corporation	4.000	08/01/2035	Aa3	2,215,000	2,144,292
Bowling Green KY School District Finance Corporation	4.000	08/01/2036	Aa3	2,305,000	2,177,234
Bowling Green KY School District Finance Corporation	4.000	08/01/2037	Aa3	2,395,000	2,209,603
Bowling Green KY School District Finance Corporation	4.000	04/01/2043	Aa3	3,085,000	2,653,563
Bowling Green KY School District Finance Corporation	4.000	04/01/2045	Aa3	2,500,000	2,117,125
Boyd County KY School District Finance Corporation	4.250	09/01/2040	Aa3	500,000	458,460
Breckinridge County KY School District Finance Corporation	4.500	03/01/2049	Aa3	1,000,000	877,860
Bullitt County KY School District Finance Corporation	4.000	10/01/2035	Aa3	1,820,000	1,750,640
Bullitt County KY School District Finance Corporation	4.000	10/01/2036	Aa3	2,985,000	2,838,078
Bullitt County KY School District Finance Corporation	4.000	10/01/2037	Aa3	3,075,000	2,854,154
Bullitt County KY School District Finance Corporation	4.000	03/01/2038	Aa3	575,000	525,878
Bullitt County KY School District Finance Corporation	4.000	02/01/2042	Aa3	1,485,000	1,265,799
Butler County KY School District Finance Corporation	4.000	03/01/2037	Aa3	360,000	334,354
Butler County KY School District Finance Corporation	4.250	03/01/2040	Aa3	755,000	687,662
Campbell County KY School District Finance Corporation	4.000	02/01/2045	Aa3	1,000,000	825,030
Campbellsville KY Independent School District Finance Corporation	4.500	06/01/2043	Aa3	685,000	632,652
Christian County KY School District Finance Corporation	4.500	10/01/2042	Aa3	3,555,000	3,319,872
Christian County KY School District Finance Corporation	4.500	10/01/2043	Aa3	3,605,000	3,330,119
Christian County KY School District Finance Corporation	4.500	10/01/2048	Aa3	3,000,000	2,672,520
Clark County KY School District Finance Corporation	4.000	03/01/2039	Aa3	3,090,000	2,774,727
Clark County KY School District Finance Corporation	4.000	03/01/2040	Aa3	1,475,000	1,304,180
Clay County KY School District Finance Corporation	4.250	09/01/2042	Aa3	1,500,000	1,348,440
Corbin KY Independent School District Finance Corporation	4.250	04/01/2042	Aa3	705,000	622,621
Corbin KY Independent School District Finance Corporation	4.250	04/01/2043	Aa3	500,000	437,715
Covington KY Independent School District Finance Corporation	4.000	06/01/2041	Aa3	490,000	426,486
Daviess County KY Board of Education	4.000	02/01/2044	Aa3	775,000	653,031
Dayton KY Independent School District Finance Corporation	4.000	04/01/2044	Aa3	2,210,000	1,827,383
Edmonson County KY School District Finance Corporation	5.000	02/01/2046	Aa3	1,045,000	1,004,841
Elizabethtown KY GO	4.625	06/01/2042	Aa2	745,000	704,778
Erlanger-Elsmere KY Board of Education	4.875	06/01/2044	Aa3	1,000,000	954,870
Erlanger-Elsmere KY Board of Education	5.000	06/01/2046	Aa3	1,695,000	1,641,269
Fairview KY Independent School District Finance Corporation	4.000	10/01/2041	Aa3	530,000	457,326
Fairview KY Independent School District Finance Corporation	4.000	10/01/2042	Aa3	555,000	472,977
Fairview KY Independent School District Finance Corporation	4.000	10/01/2043	Aa3	580,000	489,827
Fairview KY Independent School District Finance Corporation	4.000	10/01/2044	Aa3	515,000	430,545
Fayette County KY Board of Education	4.000	04/01/2042	Aa3	1,000,000	843,950
Fayette County KY Board of Education	4.000	04/01/2043	Aa3	4,020,000	3,356,017
Fayette County KY Board of Education	4.000	04/01/2044	Aa3	4,585,000	3,800,186
Fayette County KY Board of Education	4.000	04/01/2048	Aa3	1,410,000	1,125,490
Fayette County KY School District Finance Corporation	5.000	06/01/2046	Aa3	2,525,000	2,418,092
Fayette County KY School District Finance Corporation	5.000	06/01/2047	Aa3	1,000,000	955,270
Fleming County KY School District Finance Corporation	4.250	06/01/2043	Aa3	965,000	847,849
Fleming County KY School District Finance Corporation	4.250	06/01/2044	Aa3	1,010,000	879,781
Floyd County KY School District Finance Corporation	3.500	08/01/2031	Aa3	800,000	761,528
Franklin County KY Board of Education	5.000	06/01/2046	Aa3	2,000,000	1,936,600
Franklin County KY School District Finance Corporation	4.000	02/01/2040	Aa3	1,000,000	878,500
Franklin County KY School District Finance Corporation	4.000	02/01/2041	Aa3	1,020,000	877,771
Graves County KY Board of Education	4.500	05/01/2045	Aa3	610,000	543,437
Hancock County KY School District Finance Corporation	5.000	08/01/2041	Aa3	1,095,000	1,084,751
Hancock County KY School District Finance Corporation	4.500	08/01/2044	Aa3	1,705,000	1,528,771
Hardin County KY Board of Education	4.000	06/01/2040	Aa2	1,000,000	888,080
Hardin County KY Board of Education	4.000	06/01/2044	Aa2	1,000,000	836,770
Hardin County KY School District Finance Corporation	4.000	02/01/2041	Aa3	1,220,000	1,049,883
Hardin County KY School District Finance Corporation	4.000	02/01/2042	Aa3	6,035,000	5,132,883

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
September 30, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Hardin County KY School District Finance Corporation	4.000%	02/01/2044	Aa3	$2,000,000	$1,657,540
Harlan KY Independent School District Finance Corporation	4.250	09/01/2041	Aa3	560,000	500,405
Harlan KY Independent School District Finance Corporation	4.375	09/01/2042	Aa3	260,000	233,826
Hart County KY School District Finance Corporation	5.000	05/01/2048	Aa3	1,000,000	969,150
Hazard County KY School District Finance Corporation	4.000	11/01/2045	Aa3	815,000	667,420
Hazard County KY School District Finance Corporation	4.000	11/01/2046	Aa3	900,000	735,156
Hazard KY Independent School District Finance Corporation	4.000	11/01/2040	Aa3	745,000	649,022
Hazard KY Independent School District Finance Corporation	4.000	11/01/2041	Aa3	735,000	630,395
Hazard KY Independent School District Finance Corporation	4.000	11/01/2043	Aa3	595,000	498,086
Henderson County KY School District Finance Commission	4.125	03/01/2045	Aa3	2,485,000	2,092,345
Hopkins County KY School District Finance Corporation	4.000	11/01/2047	Aa3	1,465,000	1,187,925
Jefferson County KY School District Finance Corporation	4.250	10/01/2037	Aa3	2,110,000	2,032,669
Jefferson County KY School District Finance Corporation	3.000	12/01/2039	Aa3	385,000	298,698
Jefferson County KY School District Finance Corporation	3.000	12/01/2040	Aa3	1,940,000	1,466,873
Johnson County KY School District Finance Corporation	4.500	09/01/2042	Aa3	500,000	450,840
Johnson County KY School District Finance Corporation	4.500	09/01/2043	Aa3	825,000	745,833
Kenton County KY School District Finance Corporation	4.000	04/01/2036	Aa3	1,210,000	1,128,047
Kenton County KY School District Finance Corporation	4.000	04/01/2037	Aa3	1,255,000	1,157,286
Kenton County KY School District Finance Corporation	4.000	04/01/2038	Aa3	1,300,000	1,177,761
Knox County KY School District Finance Corporation	4.000	10/01/2044	Aa3	390,000	326,044
KY State Interlocal School Transportation Association	3.250	03/01/2028	Aa3	475,000	469,604
Madison County KY School District Finance Corporation	4.000	02/01/2042	Aa3	2,545,000	2,183,636
Madison County KY School District Finance Corporation	4.000	02/01/2043	Aa3	1,585,000	1,346,061
Madison County KY School District Finance Corporation	4.000	02/01/2044	Aa3	1,000,000	838,630
Madison County KY School District Finance Corporation	4.250	02/01/2045	Aa3	2,170,000	1,874,858
Marion County KY School District Finance Corporation	4.000	04/01/2038	Aa3	1,000,000	914,140
Marion County KY School District Finance Corporation	4.000	04/01/2040	Aa3	1,190,000	1,053,745
Marshall County KY Board of Education	4.000	10/01/2044	Aa3	1,230,000	1,025,808
Mason County KY School District Finance Corporation	4.000	04/01/2043	Aa3	1,145,000	1,002,116
McLean County KY School District Finance Corporation	4.000	02/01/2044	Aa3	845,000	723,962
Meade County KY School District Finance Corporation	4.000	06/01/2036	Aa3	2,215,000	2,102,124
Meade County KY School District Finance Corporation	4.000	06/01/2037	Aa3	2,255,000	2,103,825
Meade County KY School District Finance Corporation	4.000	06/01/2038	Aa3	2,400,000	2,213,640
Mercer County KY School District Finance Corporation	4.000	05/01/2040	Aa3	1,555,000	1,367,809
Mercer County KY School District Finance Corporation	4.000	05/01/2041	Aa3	1,950,000	1,687,472
Mercer County KY School District Finance Corporation	4.000	05/01/2044	Aa3	450,000	373,185
Mercer County KY School District Finance Corporation	4.375	08/01/2045	Aa3	1,500,000	1,298,745
Mercer County KY School District Finance Corporation	4.250	08/01/2044	Aa3	1,495,000	1,291,889
Montgomery County KY School District Finance Corporation	4.250	04/01/2044	Aa3	530,000	460,459
Montgomery County KY School District Finance Corporation	4.375	04/01/2045	Aa3	455,000	398,921
Nelson County KY School District Finance Corporation	4.000	06/01/2041	Aa3	1,695,000	1,458,124
Nelson County KY School District Finance Corporation	4.125	06/01/2042	Aa3	1,765,000	1,522,242
Nelson County KY School District Finance Corporation	4.125	11/01/2044	Aa3	2,160,000	1,833,343
Newport KY Independent School District Finance Corporation	3.500	11/01/2028	Aa3	425,000	416,781
Owensboro KY Independent School District Finance Corporation	4.000	04/01/2041	Aa3	1,545,000	1,330,801
Paris KY Independent School District Finance Corporation	5.000	06/01/2027	Aa3	205,000	206,302
Paris KY Independent School District Finance Corporation	5.000	06/01/2028	Aa3	215,000	218,079
Paris KY Independent School District Finance Corporation	5.000	06/01/2029	Aa3	170,000	173,477
Paris KY Independent School District Finance Corporation	4.000	03/01/2042	Aa3	1,000,000	861,320
Paris KY Independent School District Finance Corporation	4.000	06/01/2043	Aa3	335,000	282,549
Pike County KY School District Finance Corporation	4.000	02/01/2028	Aa3	295,000	294,381
Powell County KY School District Finance Corporation	4.000	02/01/2039	Aa3	1,235,000	1,110,623
Pulaski County KY School District Finance Corporation	4.500	06/01/2045	Aa3	3,300,000	2,949,606
Raceland-Worthington KY Independent School District Finance Corporation	3.400	06/01/2037	Aa3	530,000	463,718
Robertson County KY School District Finance Corporation	4.000	02/01/2042	Aa3	300,000	256,557
Robertson County KY School District Finance Corporation	4.000	02/01/2043	Aa3	310,000	262,369
Rockcastle County KY School District Finance Corporation	4.000	03/01/2038	Aa3	1,140,000	1,040,752
Rockcastle County KY School District Finance Corporation	4.000	03/01/2041	Aa3	1,305,000	1,136,616
Rockcastle County KY School District Finance Corporation	4.000	03/01/2041	Aa3	1,275,000	1,098,859
Rockcastle County KY School District Finance Corporation	4.000	03/01/2042	Aa3	1,015,000	871,357
Rockcastle County KY School District Finance Corporation	4.000	03/01/2043	Aa3	1,205,000	1,021,623
Rockcastle County KY School District Finance Corporation	4.000	03/01/2043	Aa3	500,000	420,530
Rockcastle County KY School District Finance Corporation	4.000	03/01/2044	Aa3	500,000	416,615
Rockcastle County KY School District Finance Corporation	4.000	03/01/2046	Aa3	705,000	574,631
Russell County KY School District Finance Corporation	4.125	02/01/2042	Aa3	655,000	567,381
Russell County KY School District Finance Corporation	4.125	02/01/2043	Aa3	720,000	617,630
Russell County KY School District Finance Corporation	4.250	02/01/2044	Aa3	520,000	451,074
Russell County KY School District Finance Corporation	4.250	02/01/2045	Aa3	565,000	485,211
Russellville KY Independent School District Finance Corporation	4.000	03/01/2044	Aa3	545,000	457,898
Scott County KY School District Finance Corporation	4.000	06/01/2035	Aa3	1,440,000	1,370,794
Scott County KY School District Finance Corporation	4.000	10/01/2035	Aa3	2,235,000	2,119,652
Scott County KY School District Finance Corporation	4.000	06/01/2036	Aa3	1,500,000	1,396,935
Scott County KY School District Finance Corporation	4.000	10/01/2037	Aa3	2,415,000	2,218,298
Scott County KY School District Finance Corporation	5.000	09/01/2041	Aa3	7,120,000	7,104,905

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
September 30, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Scott County KY School District Finance Corporation	4.125%	04/01/2047	Aa3	$2,025,000	$1,702,782
Shelby County KY School District Finance Corporation	4.000	08/01/2037	Aa3	6,240,000	5,737,243
Shelby County KY School District Finance Corporation	4.000	08/01/2038	Aa3	3,000,000	2,655,300
Somerset KY Independent School District Finance Corporation	4.625	08/01/2045	Aa3	1,605,000	1,457,212
Somerset KY Independent School District Finance Corporation	4.625	08/01/2046	Aa3	1,655,000	1,490,592
Spencer County KY Board of Education	4.000	12/01/2043	Aa3	800,000	690,984
Spencer County KY Board of Education	4.375	12/01/2045	Aa3	1,085,000	937,961
Taylor County KY School District Finance Corporation	4.000	12/01/2044	Aa3	820,000	700,001
Union County KY School District Finance Corporation	4.500	05/01/2042	Aa3	500,000	457,405
Union County KY School District Finance Corporation	4.500	05/01/2043	Aa3	950,000	862,876
Warren County KY School District Finance Corporation	4.000	02/01/2040	Aa3	2,000,000	1,772,860
Warren County KY School District Finance Corporation	4.250	12/01/2041	Aa3	5,000,000	4,428,400
Wayne Co KY School District Finance Corporation	4.125	12/01/2044	Aa3	1,070,000	905,530
Williamstown KY Independent School District Finance Corporation	4.125	05/01/2044	Aa3	490,000	418,617
Woodford County KY School District Finance Corporation	5.000	08/01/2038	Aa3	1,650,000	1,675,740
Woodford County KY School District Finance Corporation	5.000	08/01/2039	Aa3	350,000	351,911
					202,621,685
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
28.17% of Net Assets
KY Association of Counties	5.000	02/01/2028	AA-*	195,000	197,705
KY Association of Counties	4.000	02/01/2029	AA-*	630,000	631,644
KY Association of Counties	5.000	02/01/2029	AA-*	205,000	209,656
KY Association of Counties	5.000	02/01/2030	AA-*	385,000	394,090
KY Association of Counties	5.000	02/01/2030	AA-*	250,000	257,643
KY Association of Counties	5.000	02/01/2031	AA-*	255,000	260,562
KY Association of Counties	4.000	02/01/2034	AA-*	435,000	420,989
KY Association of Counties	4.000	02/01/2035	AA-*	690,000	660,647
KY Association of Counties	4.000	02/01/2035	AA-*	460,000	440,735
KY Association of Counties	4.500	02/01/2036	AA-*	445,000	442,294
KY Association of Counties	4.000	02/01/2037	AA-*	745,000	687,099
KY Association of Counties	4.500	02/01/2037	AA-*	460,000	455,106
KY Association of Counties	4.000	02/01/2038	AA-*	3,165,000	2,860,274
KY Association of Counties	4.500	02/01/2038	AA-*	490,000	475,565
KY Association of Counties	4.000	02/01/2039	AA-*	1,000,000	891,680
KY Association of Counties	4.500	02/01/2039	AA-*	515,000	493,303
KY Association of Counties	5.000	02/01/2039	AA-*	550,000	556,512
KY Association of Counties	4.500	02/01/2040	AA-*	535,000	505,174
KY Association of Counties	4.500	02/01/2041	AA-*	565,000	525,343
KY Association of Counties	3.500	02/01/2042	AA-*	1,215,000	969,704
KY Association of Counties	4.500	02/01/2042	AA-*	1,050,000	967,691
KY Association of Counties	4.500	02/01/2043	AA-*	1,455,000	1,319,845
KY Association of Counties	4.000	02/01/2043	AA-*	515,000	432,899
KY Association of Counties	4.500	02/01/2044	AA-*	410,000	373,510
KY Association of Counties	4.000	02/01/2048	AA-*	920,000	734,077
KY Bond Corporation Finance Program	3.000	02/01/2032	AA-*	550,000	507,282
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	1,170,000	1,018,579
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	930,000	803,846
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	1,240,000	1,048,420
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	965,000	815,908
KY Bond Corporation Finance Program	3.000	02/01/2037	AA-*	990,000	824,541
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	980,000	792,634
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	1,025,000	832,864
KY Bond Corporation Finance Program	3.000	02/01/2039	AA-*	1,050,000	830,834
KY Bond Corporation Finance Program	3.000	02/01/2040	AA-*	1,030,000	796,272
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,000,000	753,400
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,065,000	805,012
KY Bond Corporation Finance Program	4.375	02/01/2041	AA-*	920,000	849,160
KY Bond Corporation Finance Program	3.000	02/01/2042	AA-*	420,000	310,355
KY Bond Corporation Finance Program	3.000	02/01/2043	AA-*	430,000	312,447
KY Bond Corporation Finance Program	4.375	02/01/2043	AA-*	455,000	407,967
KY Bond Corporation Finance Program	3.000	02/01/2044	AA-*	450,000	320,450
KY Bond Corporation Finance Program	4.375	02/01/2047	AA-*	765,000	667,164
KY Bond Development	4.000	02/01/2047	AA-*	510,000	423,040
KY State Bond Corporation	4.750	02/01/2045	AA-*	585,000	544,272
KY State Bond Corporation	4.375	02/01/2046	AA-*	475,000	416,466
KY State Bond Corporation	4.750	02/01/2047	AA-*	570,000	526,555
KY State Bond Corporation	4.000	02/01/2041	AA-*	620,000	538,036
KY State Property & Building #115	5.000	04/01/2033	Aa3	4,565,000	4,585,223
KY State Property & Building #115	5.000	04/01/2034	Aa3	13,975,000	14,035,512
KY State Property & Building #115	5.000	04/01/2036	Aa3	14,460,000	14,509,012
KY State Property & Building #117	5.000	05/01/2032	Aa3	3,680,000	3,699,688
KY State Property & Building #117	5.000	05/01/2033	Aa3	3,550,000	3,567,573
KY State Property & Building #117	5.000	05/01/2034	Aa3	5,825,000	5,856,513
KY State Property & Building #117	5.000	05/01/2035	Aa3	5,065,000	5,088,046

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
September 30, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #117	5.000%	05/01/2036	Aa3	$5,275,000	$5,295,625
KY State Property & Building #119	5.000	05/01/2034	Aa3	725,000	735,672
KY State Property & Building #119	5.000	05/01/2035	Aa3	10,000,000	10,110,400
KY State Property & Building #119	5.000	05/01/2036	Aa3	10,000,000	10,089,000
KY State Property & Building #127	5.000	06/01/2029	Aa3	1,000,000	1,029,110
KY State Property & Building #127	5.250	06/01/2040	Aa3	10,000,000	10,235,300
KY State Property & Building #127	5.250	06/01/2041	Aa3	8,745,000	8,902,935
KY State Property & Building #127	5.250	06/01/2042	Aa3	15,975,000	16,279,323
KY State Property & Building #130	4.000	11/01/2041	Aa3	1,500,000	1,300,560
KY State Property & Building #130	5.000	11/01/2042	Aa3	1,500,000	1,509,855
KY State Property & Building #130	4.000	11/01/2043	Aa3	7,000,000	5,964,070
KY State Property & Building #130	5.250	11/01/2044	Aa3	8,140,000	8,300,765
KY State Property & Building #131	4.000	10/01/2044	Aa3	2,500,000	2,136,300
KY State Property & Building #132	4.125	04/01/2045	Aa3	5,000,000	4,254,700
KY State Property & Building #132	5.000	04/01/2045	Aa3	5,000,000	4,922,900
KY State Property & Building #135	5.000	03/01/2046	Aa3	2,500,000	2,451,200
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2034	A1	1,450,000	1,371,758
Paducah KY	4.250	12/01/2044	AA-*	1,915,000	1,657,930
Somerset KY	5.000	06/01/2029	A1	380,000	390,382
					179,588,603
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.13% of Net Assets
Boyle County KY Educational Facilities Revenue Centre College	5.000	06/01/2037	Baa1	2,865,000	2,827,555
Boyle County KY Educational Facilities Revenue Centre College	5.250	06/01/2043	Baa1	2,000,000	1,912,100
Eastern KY University	5.000	10/01/2026	Aa3	655,000	655,020
Eastern KY University General Receipts	4.500	04/01/2032	Aa3	840,000	840,059
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2029	Baa1	320,000	316,317
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2030	Baa1	170,000	166,977
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2033	Baa1	1,345,000	1,352,613
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2034	Baa1	1,605,000	1,610,489
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2035	Baa1	2,165,000	2,164,849
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2036	Baa1	2,835,000	2,802,738
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2038	Baa1	1,340,000	1,292,819
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2038	Baa1	200,000	174,088
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2046	Baa1	2,545,000	1,961,686
KY State Property & Building #116	5.000	10/01/2035	Aa3	4,165,000	4,194,530
KY State Property & Building #116	5.000	10/01/2036	Aa3	2,725,000	2,739,792
Murray KY State University General Receipts	4.000	03/01/2043	Aa3	1,410,000	1,181,834
Murray State University	3.000	09/01/2039	Aa3	1,390,000	1,081,448
Murray State University	3.000	09/01/2041	Aa3	1,470,000	1,090,534
University of Kentucky General Receipts	4.000	10/01/2030	Aa2	90,000	87,917
University of Kentucky General Receipts	4.000	10/01/2032	Aa2	750,000	727,013
University of Kentucky General Receipts	4.000	10/01/2036	Aa2	6,660,000	6,190,470
University of Kentucky General Receipts	4.000	10/01/2038	Aa2	10,855,000	9,801,957
University of Kentucky Parking	5.000	04/01/2044	Aa3	1,275,000	1,264,724
University of Kentucky Parking	4.000	10/01/2044	Aa3	1,650,000	1,386,132
University of Kentucky Parking	5.000	04/01/2045	Aa3	1,725,000	1,700,436
University of Louisville	4.000	09/01/2030	Aa3	745,000	741,238
University of Louisville	3.000	09/01/2039	Aa3	1,450,000	1,128,129
University of Louisville	3.000	09/01/2040	Aa3	1,495,000	1,146,994
University of Louisville	3.000	09/01/2042	Aa3	1,575,000	1,144,552
Western KY University	5.000	09/01/2029	Aa3	750,000	769,613
Western KY University	4.000	09/01/2034	Aa3	575,000	554,151
Western KY University	4.000	09/01/2035	Aa3	595,000	564,500
Western KY University	4.000	09/01/2036	Aa3	620,000	579,799
Western KY University	4.000	09/01/2044	Aa3	2,500,000	2,083,500
					58,236,573
PUBLIC FACILITIES REVENUE BONDS
8.71% of Net Assets
Ashland KY	4.000	11/01/2047	A2	675,000	562,093
Bath County KY Public Properties	4.625	06/01/2045	Aa3	1,040,000	962,010
Bath County KY Public Properties	4.625	06/01/2046	Aa3	1,090,000	1,008,250
Butler County KY Properties Corporation Revenue Judicial Center	5.000	06/01/2047	Aa3	800,000	773,920
Covington KY	4.000	12/01/2042	A1	955,000	819,371
Covington KY	4.125	12/01/2043	A1	995,000	864,207
Covington KY	4.125	12/01/2044	A1	1,030,000	886,614
Covington KY	4.125	12/01/2045	A1	1,585,000	1,347,107
Covington KY	4.125	12/01/2046	A1	1,665,000	1,404,178
Covington KY	4.000	12/01/2048	A1	2,000,000	1,609,460
Elizabethtown KY	4.000	09/01/2041	Aa2	485,000	423,720
Elizabethtown KY	4.000	09/01/2042	Aa2	710,000	612,240
Elizabethtown KY	4.000	09/01/2044	Aa2	1,510,000	1,283,077
Glasgow KY Park Project	4.000	12/01/2044	AA*	1,110,000	946,397
Henderson KY	4.000	12/01/2042	Aa3	810,000	680,918

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
September 30, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Henderson KY	4.000%	12/01/2043	Aa3	$840,000	$700,283
KY Bond Development	5.000	09/01/2035	A2	1,275,000	1,282,829
KY Bond Development	5.000	09/01/2036	A2	2,000,000	2,007,180
KY State Certificate of Participation	4.000	04/15/2030	Aa3	1,500,000	1,495,560
KY State Certificate of Participation	4.000	04/15/2031	Aa3	1,350,000	1,341,117
KY State Certificate of Participation	5.000	04/15/2038	Aa3	5,000,000	5,038,200
KY State Certificate of Participation	5.000	06/15/2038	Aa3	7,535,000	7,535,904
Laurel County KY General Obligation	4.000	05/01/2031	AA*	1,295,000	1,277,362
Laurel County KY General Obligation	4.000	05/01/2034	AA*	1,440,000	1,381,579
Laurel County KY General Obligation	4.000	05/01/2035	AA*	1,495,000	1,424,765
Laurel County KY General Obligation	4.000	05/01/2036	AA*	1,555,000	1,465,976
Laurel County KY General Obligation	4.000	05/01/2037	AA*	1,620,000	1,500,638
Laurel County KY General Obligation	4.000	05/01/2038	AA*	1,680,000	1,547,482
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2029	A1	1,000,000	997,700
Madison County KY Public Properties Judicial Center	4.125	06/01/2041	Aa3	1,180,000	1,047,521
Marshall County Library	4.000	06/01/2038	Aa3	1,060,000	987,549
Richmond KY General Obligation	4.375	06/01/2044	Aa2	1,270,000	1,145,680
River City, Inc. Parking Authority	3.000	12/01/2036	Aa3	835,000	698,344
River City, Inc. Parking Authority	3.000	12/01/2037	Aa3	860,000	703,747
Scott County KY Public Projects	4.000	05/01/2041	Aa3	1,000,000	860,790
Scott County KY Public Projects	4.000	05/01/2042	Aa3	500,000	424,025
Scott County KY Public Projects	4.000	05/01/2043	Aa3	2,415,000	2,024,084
Scott County KY Public Projects	4.250	05/01/2044	Aa3	3,450,000	2,985,285
Taylor County KY Library	4.000	12/01/2044	Aa3	290,000	250,624
Taylor County KY Library	4.000	12/01/2045	Aa3	300,000	256,302
Taylor County KY Library	4.000	12/01/2046	Aa3	315,000	266,005
Taylor County KY Public Courthouse	4.000	09/01/2027	Aa3	700,000	699,993
					55,530,086
STATE AND LOCAL MORTGAGE/HOUSING BONDS
6.19% of Net Assets
KY State Housing Corporation	3.650	07/01/2027	Aa1	660,000	657,980
KY State Housing Corporation	3.750	07/01/2028	Aa1	345,000	343,479
KY State Housing Corporation	3.850	07/01/2029	Aa1	450,000	445,001
KY State Housing Corporation	3.350	07/01/2029	Aa1	305,000	298,702
KY State Housing Corporation	3.400	07/01/2030	Aa1	200,000	194,354
KY State Housing Corporation	4.250	01/01/2034	Aa1	250,000	245,700
KY State Housing Corporation	4.300	07/01/2034	Aa1	325,000	318,266
KY State Housing Corporation	4.350	01/01/2035	Aa1	310,000	302,836
KY State Housing Corporation	4.350	07/01/2035	Aa1	605,000	587,370
KY State Housing Corporation	4.400	07/01/2038	Aa1	2,925,000	2,752,864
KY State Housing Corporation	4.700	07/01/2043	Aa1	3,415,000	3,221,677
KY State Housing Corporation	4.400	07/01/2044	Aa1	2,805,000	2,528,651
KY State Housing Corporation	4.350	07/01/2044	Aa1	1,200,000	1,052,196
KY State Housing Corporation	4.500	07/01/2045	Aa1	4,000,000	3,591,560
KY State Housing Corporation	4.900	07/01/2045	Aa1	2,000,000	1,871,640
KY State Housing Corporation	4.800	07/01/2045	Aa1	2,415,000	2,239,888
KY State Housing Corporation	4.550	07/01/2046	Aa1	5,500,000	4,905,340
KY State Housing Corporation	4.700	07/01/2046	Aa1	2,000,000	1,840,200
KY State Housing Corporation	4.800	07/01/2048	Aa1	5,545,000	5,081,937
KY State Housing Corporation	4.600	07/01/2049	Aa1	3,810,000	3,440,925
KY State Housing Corporation	4.625	07/01/2049	Aa1	4,000,000	3,558,000
					39,478,566
MUNICIPAL UTILITY REVENUE BONDS
4.44% of Net Assets
Campbell & Kenton Counties Sanitation District #1	4.000	08/01/2031	Aa1	1,000,000	978,860
Henderson KY	4.000	06/01/2028	Aa3	385,000	385,539
KY Rural Water Finance Corporation	5.000	08/01/2029	AA-*	595,000	612,380
KY Rural Water Finance Corporation	3.000	02/01/2032	AA-*	240,000	221,897
KY Rural Water Finance Corporation	3.000	02/01/2033	AA-*	370,000	336,811
KY Rural Water Finance Corporation	5.125	02/01/2035	AA-*	295,000	295,009
KY Rural Water Finance Corporation	3.000	08/01/2036	AA-*	285,000	243,726
KY Rural Water Finance Corporation	3.000	08/01/2037	AA-*	280,000	233,366
KY State Association of Counties Finance Corporation	4.000	02/01/2031	AA-*	405,000	402,910
KY State Association of Counties Finance Corporation	4.000	02/01/2033	AA-*	415,000	406,563
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2037	Aa3	10,000,000	9,300,300
Murray KY Electric Plant	3.000	12/01/2036	A1	370,000	308,924
Murray KY Electric Plant	3.000	12/01/2037	A1	380,000	309,263
Murray KY Electric Plant	3.000	12/01/2038	A1	395,000	313,958
Murray KY Electric Plant	3.000	12/01/2039	A1	405,000	314,215
Murray KY Electric Plant	3.000	12/01/2040	A1	420,000	317,226
Murray KY Electric Plant	3.000	12/01/2041	A1	430,000	322,182
Murray KY Electric Plant	3.000	12/01/2042	A1	445,000	327,222
Owensboro KY Electric Light & Power	4.000	01/01/2031	A3	245,000	242,722
Owensboro KY Electric Light & Power	4.000	01/01/2033	A3	275,000	268,441

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
September 30, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Owensboro KY Electric Light & Power	4.000%	01/01/2034	A3	$305,000	$294,353
Owensboro KY Electric Light & Power	4.000	01/01/2035	A3	200,000	191,560
Owensboro KY Electric Light & Power	4.000	01/01/2036	A3	325,000	306,202
Owensboro KY Electric Light & Power	4.000	01/01/2037	A3	410,000	387,799
Owensboro KY Water Revenue	4.000	09/15/2034	A1	2,075,000	2,012,956
Owensboro KY Water Revenue	4.000	09/15/2035	A1	2,155,000	2,060,891
Owensboro KY Water Revenue	4.000	09/15/2037	A1	1,950,000	1,791,621
Owensboro KY Water Revenue	4.000	09/15/2039	A1	2,125,000	1,886,703
Owensboro-Daviess County KY Water	4.000	12/01/2043	A+*	800,000	674,832
Rural Water Financing Agency	5.000	08/01/2030	AA-*	545,000	565,356
Rural Water Financing Agency	5.000	02/01/2043	AA-*	1,965,000	1,969,657
					28,283,444
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.21% of Net Assets
KY Development Corporation Hospital Facilities - St. Elizabeth	4.000	05/01/2032	AA*	1,810,000	1,782,343
KY Development Corporation Hospital Facilities - St. Elizabeth	4.000	05/01/2035	AA*	1,390,000	1,320,917
KY Development Corporation Hospital Facilities - St. Elizabeth	4.000	05/01/2036	AA*	1,200,000	1,135,727
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2033	A*	4,060,000	4,060,000
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2034	A*	580,000	580,006
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2042	A*	2,750,000	2,658,838
Louisville & Jefferson County Norton Healthcare	3.000	10/01/2043	A*	4,000,000	2,879,600
Warren County KY Hospital	5.000	04/01/2032	AA-*	1,200,000	1,251,516
Warren County KY Hospital	5.000	04/01/2043	AA-*	875,000	855,768
Warren County KY Hospital	5.000	04/01/2044	AA-*	2,685,000	2,596,825
Warren County KY Hospital	5.250	04/01/2049	AA-*	8,000,000	7,743,600
					26,865,140
REFUNDING BONDS
4.15% of Net Assets
Covington KY	4.000	10/01/2040	A1	870,000	759,188
KY Association of Counties	3.000	02/01/2034	AA-*	480,000	429,010
KY Association of Counties	3.000	02/01/2035	AA-*	505,000	442,496
KY Association of Counties	3.000	02/01/2036	AA-*	510,000	437,728
KY State Property & Building #112	5.000	11/01/2026	Aa3	555,000	555,622
KY State Property & Building #133	5.000	09/01/2043	Aa3	2,500,000	2,494,250
KY State Property & Building #133	4.125	09/01/2043	Aa3	2,500,000	2,171,874
KY State Property & Building #133	5.000	09/01/2044	Aa3	5,000,000	4,964,700
KY State Property & Building #133	5.000	09/01/2045	Aa3	10,000,000	9,867,200
KY State Property & Building #133	4.250	09/01/2045	Aa3	5,000,000	4,334,250
					26,456,318
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
1.97% of Net Assets
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2036	Aa2	400,000	401,644
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2037	Aa2	500,000	501,610
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2038	Aa2	1,100,000	1,120,394
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2039	Aa2	3,255,000	3,300,082
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2040	Aa2	2,250,000	2,271,600
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2041	Aa2	3,555,000	3,574,126
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2042	Aa2	1,400,000	1,401,652
					12,571,108
AD VALOREM PROPERTY BONDS
0.37% of Net Assets
Henderson KY	5.000	09/01/2029	Aa3	600,000	618,024
Henderson KY	3.000	09/01/2042	Aa3	845,000	621,345
Warren County KY General Obligation	4.000	06/01/2035	Aa1	1,175,000	1,139,715
					2,379,084
AIRPORT REVENUE BONDS
0.13% of Net Assets
Kenton County Airport	5.000	01/01/2034	A1	275,000	280,731
Kenton County Airport	5.000	01/01/2035	A1	300,000	305,736
Kenton County Airport	5.000	01/01/2037	A1	250,000	253,650
					840,117

Total Investments 99.25% of Net Assets					$632,850,724

(cost $689,465,053) (See (a) below for further explanation)

Other assets in excess of liabilities .75%					4,774,460

Net Assets 100%					$637,625,184

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect subsequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds
September 30, 2026

(a) Cost for federal income tax purposes is $689,465,053 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$5,558
Unrealized depreciation	(56,619,887)
Net unrealized depreciation	$(56,614,329)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -

Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2026 involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2026.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	632,850,724
Level 3	Significant Unobservable Inputs	—

632,850,724

Securities held by the Fund are valued as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund’s securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds
September 30, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
21.26% of Net Assets
MS Alcoholic Beverage Control Revenue	4.000%	10/01/2045	Aa2	$100,000	$84,230
MS Alcoholic Beverage Control Revenue	5.000	10/01/2049	Aa2	100,000	96,296
MS Development Bank Special Obligation Dept of Corrections -Walnut Grove	5.000	08/01/2027	AA-*	200,000	201,930
MS Development Bank Special Obligation Desoto County Convention Center	5.000	03/01/2044	AA*	70,000	69,116
MS Development Bank Special Obligation Lauderdale Correctional Facilities	4.000	03/01/2037	Aa3	100,000	93,498
MS Development Bank Special Obligation Vicksburg Sports Complex	5.000	07/01/2048	AA*	245,000	236,476
					781,546
SCHOOL IMPROVEMENT BONDS
20.78% of Net Assets
Canton MS Public School District Certificate of Participation	5.250	01/01/2045	AA*	100,000	100,858
Mississippi State	4.000	10/01/2039	Aa2	200,000	181,224
MS Development Bank Special Obligation Meridian Schools	4.000	04/01/2039	A2	100,000	90,699
MS Development Bank Special Obligation Rankin School District	4.000	06/01/2033	AA*	90,000	87,175
MS Development Bank Special Obligation Rankin School District	5.000	06/01/2037	AA*	200,000	203,534
MS Development Bank Special Obligation Rankin School District	5.000	06/01/2040	AA*	100,000	100,813
					764,303
15.85% of Net Assets
MS Development Bank Special Obligation Brandon Public Improvement	4.000	08/01/2034	AA*	200,000	191,914
MS Development Bank Special Obligation Madison County Public Improvement	4.250	05/01/2046	Aa2	50,000	43,647
MS Development Bank Special Obligation Olive Branch Public Improvement	4.000	06/01/2044	Aa2	225,000	192,625
Pearl MS	4.750	09/01/2038	A3	155,000	154,715
					582,901
STATE AND LOCAL MORTGAGE/HOUSING BONDS
15.55% of Net Assets
Mississippi State Home Corporation	4.400	12/01/2043	Aa1	350,000	313,296
Mississippi State Home Corporation	4.375	12/01/2044	Aa1	150,000	134,255
Mississippi State Home Corporation	4.050	12/01/2047	Aa1	150,000	124,297
					571,848
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
10.59% of Net Assets
Alcorn MS State University Educational Building Corporation	4.000	09/01/2035	Aa2	100,000	93,970
MS Development Bank Special Obligation Gulf Coast Community Project	4.000	12/01/2034	AA-*	100,000	95,947
MS State University Educational Building Corporation	4.000	08/01/2043	Aa2	125,000	107,669
University of MS Educational Building Corporation	4.000	10/01/2037	Aa2	100,000	91,934
					389,520
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
LEASE REVENUE BONDS
5.71% of Net Assets
Warren County MS Certificate of Participation	6.000	09/01/2042	Aa3	100,000	105,366
Warren County MS Certificate of Participation	6.000	09/01/2043	Aa3	100,000	104,713
					210,079
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.44% of Net Assets
Medical Center Educational Building Corporation University of Mississippi	5.000	06/01/2042	Aa2	165,000	163,223

Total Investments 94.18% of Net Assets					$3,463,420

(cost $3,714,180) (See (a) below for further explanation)

Other assets in excess of liabilities 5.82%					213,977

Net Assets 100%					$3,677,397

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect subsequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a)	Cost for federal income tax purposes is $3,714,180 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$1,733
Unrealized depreciation	(252,493)

Net unrealized depreciation	$(250,760)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds
September 30, 2026

Level 1 -	Unadjusted quoted prices in active markets for identical securities.

Level 2 -

Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2026 involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2026.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	3,463,420
Level 3	Significant Unobservable Inputs	—

$3,463,420

Securities held by the Fund are valued as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund’s securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
September 30, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
20.26% of Net Assets
Buncombe County NC Metropolitan Sewer District	5.000%	07/01/2039	Aaa	$550,000	$550,110
Cary NC Combined Enterprise Systems	4.000	12/01/2028	Aaa	250,000	249,993
Cary NC Combined Enterprise Systems	4.000	12/01/2042	Aaa	1,405,000	1,238,943
Clayton NC Water & Sewer Revenue	5.000	08/01/2040	Aa3	700,000	714,861
Durham NC Utility System Revenue	4.000	08/01/2044	Aa1	250,000	220,708
Fuquay-Varina NC Combined Utilities Revenue	5.000	04/01/2040	Aa2	1,000,000	1,000,190
Fuquay-Varina NC Combined Utilities Revenue	4.000	06/01/2043	Aa2	1,000,000	873,330
Fuquay-Varina NC Combined Utilities Revenue	4.000	02/01/2044	Aa2	1,000,000	868,090
Fuquay-Varina NC Combined Utilities Revenue	4.000	06/01/2045	Aa2	740,000	642,683
Fuquay-Varina NC Combined Utilities Revenue	4.125	06/01/2049	Aa2	1,000,000	849,490
Greensboro NC Enterprise System Revenue	4.000	06/01/2047	Aa1	355,000	303,422
Greenville NC Combined Enterprise System Revenue	4.125	12/01/2043	Aa1	460,000	407,141
Greenville NC Combined Enterprise System Revenue	5.000	08/01/2044	Aa1	905,000	907,308
Greenville NC Combined Enterprise System Revenue	5.000	09/01/2049	Aa1	1,250,000	1,233,160
Hendersonville NC Water & Sewer System Revenue	4.500	06/01/2043	Aa3	550,000	513,794
Holly Springs NC Enterprise System Revenue	5.000	11/01/2047	Aa2	250,000	248,058
Holly Springs NC Enterprise System Revenue	4.000	11/01/2044	Aa2	1,165,000	1,019,760
Johnston County NC Water & Sewer Revenue	4.000	04/01/2043	Aa2	300,000	263,784
Johnston County NC Water & Sewer Revenue	5.000	04/01/2043	Aa2	310,000	313,091
Johnston County NC Water & Sewer Revenue	4.000	04/01/2044	Aa2	500,000	433,155
Lincoln County NC Enterprise System Revenue	3.000	08/01/2038	AA*	160,000	131,035
Lincoln County NC Enterprise System Revenue	3.000	08/01/2039	AA*	340,000	270,565
Lincoln County NC Enterprise System Revenue	3.000	08/01/2040	AA*	265,000	205,094
Lincoln County NC Enterprise System Revenue	3.000	08/01/2041	AA*	240,000	181,706
Martin County NC Limited Obligation Water and Sewer District	4.750	06/01/2034	A2	1,150,000	1,148,471
Mebane NC Combined Utilities Revenue	4.000	08/01/2044	Aa3	500,000	430,770
Monroe NC Limited Obligation	5.000	03/01/2028	Aa3	95,000	95,028
Monroe NC Limited Obligation	5.000	03/01/2029	Aa3	195,000	195,066
Onslow NC Water & Sewer Authority Combined Enterprises	4.000	12/01/2049	Aa3	375,000	309,064
Salisbury NC Enterprise System Revenue	5.000	02/01/2045	AA-*	540,000	540,950
Sampson County NC Water & Sewer District	5.000	06/01/2037	A1	920,000	920,350
Sanford NC Enterprise System Revenue	4.000	06/01/2043	Aa3	295,000	257,632
Sanford NC Enterprise System Revenue	4.000	06/01/2044	Aa3	280,000	241,455
Sanford NC Enterprise System Revenue	4.000	06/01/2044	Aa3	330,000	284,572
Sanford NC Enterprise System Revenue	4.000	06/01/2045	Aa3	230,000	199,003
Union County NC Enterprise System Revenue	4.000	06/01/2044	Aa2	335,000	293,825
Union County NC Enterprise System Revenue	3.000	06/01/2051	Aa2	250,000	165,138
Wake County NC Industrial Facilities & Pollution Control Duke Energy	4.000	06/01/2041	Aa3	1,260,000	1,119,182
Warren County NC Limited Obligation	5.000	06/01/2027	A1	160,000	160,138
					20,000,115
SCHOOL IMPROVEMENT BONDS
19.51% of Net Assets
Alamance County NC	4.000	05/01/2041	Aa1	635,000	572,218
Alamance County NC	4.000	05/01/2042	Aa1	305,000	270,721
Ashe NC	4.125	06/01/2044	Aa3	650,000	572,585
Buncombe County NC Limited Obligation	4.000	06/01/2036	Aa1	125,000	120,708
Buncombe County NC Limited Obligation	5.000	06/01/2044	Aa1	250,000	251,565
Buncombe County NC Limited Obligation	4.000	06/01/2046	Aa1	1,115,000	958,777
Cabarrus County NC Limited Obligation	4.000	06/01/2034	Aa1	795,000	769,417
Cabarrus County NC Limited Obligation	4.000	06/01/2035	Aa1	1,250,000	1,197,675
Catawba County NC Limited Obligation	4.000	04/01/2042	Aa2	420,000	372,149
Catawba County NC Limited Obligation	4.000	04/01/2043	Aa2	320,000	282,022
Chatham County NC Limited Obligation	4.000	11/01/2036	Aa1	750,000	721,020
Chatham County NC Limited Obligation	4.000	11/01/2037	Aa1	2,000,000	1,908,340
Granville County NC	5.000	04/01/2040	Aa2	500,000	508,320
Harnett County NC Limited Obligation	4.250	04/01/2044	Aa2	650,000	578,916
Henderson County NC Limited Obligation	4.000	06/01/2034	Aa2	200,000	193,312
Johnson City NC Limited Obligation	5.000	04/01/2047	Aa1	300,000	298,098
Macon County NC Limited Obligation	4.000	10/01/2043	Aa3	500,000	435,380
Macon County NC Limited Obligation	4.000	10/01/2044	Aa3	500,000	435,710
Orange County NC Limited Obligation	5.000	10/01/2042	Aa1	250,000	252,890
Pender County NC	4.000	03/01/2045	AA*	1,050,000	913,059
Person County NC Limited Obligation	5.000	12/01/2042	Aa3	415,000	418,266
Pitt County NC Limited Obligation	4.000	04/01/2031	Aa2	500,000	491,310
Pitt County NC Limited Obligation	4.000	04/01/2034	Aa2	550,000	528,583
Rutherford County NC Limited Obligation	5.000	03/01/2029	A1	175,000	180,051
Sampson County NC Limited Obligation	5.000	09/01/2040	A1	1,750,000	1,752,257
Scotland County NC	5.000	12/01/2027	A*	140,000	141,800
Scotland County NC	4.500	12/01/2036	A*	1,170,000	1,108,528
Surry County NC Limited Obligation	4.000	06/01/2036	Aa3	590,000	564,365
Surry County NC Limited Obligation	4.000	06/01/2037	Aa3	730,000	686,302
Wayne County NC	4.000	06/01/2034	Aa3	1,500,000	1,431,105
Wilkes County NC Limited Obligation	5.000	06/01/2031	A1	350,000	350,277
					19,265,726

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds
September 30, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
13.46% of Net Assets
Appalachian NC State University	4.000%	10/01/2030	Aa3	$200,000	$199,050
Appalachian NC State University	4.000	05/01/2033	A1	500,000	484,485
Appalachian NC State University	5.000	05/01/2036	A1	1,000,000	1,013,190
East Carolina NC University	4.125	10/01/2049	Aa3	865,000	736,945
NC State University at Raleigh	4.000	10/01/2045	Aa1	590,000	501,358
University of NC at Charlotte Board of Governors	4.000	10/01/2037	Aa3	750,000	688,313
University of NC at Charlotte Board of Governors	5.000	10/01/2042	Aa3	250,000	250,653
University of NC Charlotte	4.000	10/01/2035	Aa3	250,000	235,518
University of NC Charlotte	4.000	10/01/2036	Aa3	250,000	231,813
University of NC Greensboro	4.000	04/01/2035	Aa3	750,000	717,608
University of NC Greensboro	4.000	04/01/2036	Aa3	500,000	469,035
University of NC Greensboro	5.000	04/01/2038	Aa3	425,000	427,627
University of NC Wilmington	4.000	06/01/2029	A1	750,000	745,095
University of NC Wilmington	4.000	04/01/2039	Aa3	1,380,000	1,251,643
University of NC Wilmington Limited Obligation	4.000	06/01/2030	A1	200,000	196,510
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A1	500,000	500,350
University of NC Wilmington Limited Obligation	4.000	06/01/2034	A1	500,000	482,650
University of North Carolina	5.000	10/01/2033	A1	30,000	30,020
Western Carolina NC University	5.000	06/01/2027	AA*	250,000	250,158
Western Carolina NC University	5.000	10/01/2035	Aa3	1,000,000	1,007,190
Western Carolina NC University	5.000	10/01/2043	Aa3	1,000,000	982,030
Western Carolina NC University	4.375	04/01/2045	Aa3	600,000	543,618
Western Carolina NC University	5.000	10/01/2045	Aa3	825,000	812,081
Western Carolina NC University	4.500	04/01/2048	Aa3	600,000	540,264
					13,297,204
PUBLIC FACILITIES REVENUE BONDS
11.40% of Net Assets
Burlington NC	4.500	08/01/2044	Aa1	550,000	514,063
Centennial NC Authority Hotel Revenue	5.000	10/01/2040	Aa2	1,000,000	1,020,520
Concord NC Limited Obligation	4.000	06/01/2044	Aa1	300,000	260,586
Durham NC Limited Obligation	4.000	04/01/2036	Aa1	1,000,000	961,680
Henderson County NC Limited Obligation	4.125	10/01/2045	Aa2	250,000	220,283
Henderson County NC Limited Obligation	4.000	06/01/2046	Aa2	300,000	257,967
Holly Springs NC Limited Obligation	4.125	10/01/2041	Aa1	500,000	458,170
Holly Springs NC Limited Obligation	4.250	10/01/2043	Aa1	365,000	330,004
Kannapolis NC Limited Obligation	5.000	04/01/2032	Aa3	500,000	500,140
Mecklenburg County NC Limited Obligation	4.000	02/01/2043	Aa1	500,000	442,040
Moore County NC	3.000	06/01/2039	Aa2	350,000	281,155
New Hanover County NC Limited Obligation	4.000	10/01/2044	Aa1	1,080,000	935,388
Orange County NC Limited Obligation	4.000	04/01/2047	Aa1	500,000	425,455
Pender County NC Limited Obligation	4.000	04/01/2044	AA-*	1,000,000	863,190
Person County NC Limited Obligation	4.000	12/01/2044	Aa3	1,000,000	853,660
Robeson County NC	4.000	06/01/2044	A1	470,000	402,372
Robeson County NC	4.000	06/01/2045	A1	390,000	331,995
Robeson County NC	4.000	06/01/2046	A1	300,000	254,328
Surry County NC Limited Obligation	3.000	10/01/2038	Aa3	395,000	318,129
Surry County NC Limited Obligation	3.000	10/01/2041	Aa3	635,000	465,746
Thomasville NC Revenue	4.000	05/01/2036	Aa3	500,000	470,270
Wilson City NC	4.000	10/01/2042	Aa2	500,000	439,825
Winston Salem NC Limited Obligation	5.000	06/01/2043	Aa1	250,000	252,203
					11,259,169
NC Housing Finance Agency Homeownership Revenue	4.000	07/01/2039	Aa1	425,000	383,758
NC Housing Finance Agency Homeownership Revenue	4.350	01/01/2044	Aa1	970,000	854,551
NC State Housing Finance Agency	4.900	07/01/2043	Aa1	1,475,000	1,388,034
NC State Housing Finance Agency	4.350	07/01/2043	Aa1	870,000	768,297
NC State Housing Finance Agency	4.375	07/01/2044	Aa1	2,435,000	2,164,885
NC State Housing Finance Agency	4.550	07/01/2045	Aa1	500,000	452,425
NC State Housing Finance Agency	5.000	07/01/2046	Aa1	2,350,000	2,217,413
					8,229,363
Charlotte Mecklenburg NC Hospital Authority Atrium Health	5.000	01/15/2036	Aa2	590,000	597,216
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa2	1,500,000	1,500,030
Henderson County NC Limited Obligation	4.125	06/01/2046	Aa2	150,000	130,614
NC State Medical Care Commission Health Care Facilities Rex Hospital	4.000	07/01/2040	Aa2	1,000,000	897,650
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2040	A2	1,385,000	1,320,237
NC State Medical Care Commission Heath Care Facilities Duke University	4.000	06/01/2042	Aa3	1,060,000	920,631
NC State Medical Care Commission Rex Healthcare	4.000	07/01/2049	Aa2	1,000,000	840,930
University of NC Chapel Hill Hospital	4.000	02/01/2046	Aa2	455,000	382,496
					6,589,804

Asheville NC Limited Obligation	3.000%	04/01/2041	Aa1	$250,000	$190,403
Charlotte NC Certificate of Participation	5.000	06/01/2033	Aa1	840,000	840,731
Charlotte NC Certificate of Participation	5.000	06/01/2034	Aa1	750,000	756,608
Durham County NC	4.000	06/01/2036	Aaa	225,000	217,618
Monroe NC Limited Obligation	4.000	03/01/2033	Aa3	255,000	246,432
Monroe NC Limited Obligation	5.000	03/01/2039	Aa3	500,000	500,120
North Carolina State Limited Obligation	5.000	05/01/2028	Aa1	125,000	125,944
Raleigh NC	4.000	04/01/2043	Aaa	695,000	615,372
Sampson County NC Limited Obligation	4.000	09/01/2036	A1	1,000,000	929,930
Sampson County NC Limited Obligation	4.000	09/01/2037	A1	500,000	461,480
					4,884,638
NC State Turnpike Authority	5.000	01/01/2036	AA*	500,000	504,730
NC State Turnpike Authority	5.000	01/01/2038	AA*	2,415,000	2,420,410
NC State Turnpike Authority	5.000	01/01/2049	AA*	500,000	483,030
NC State Turnpike Authority Triangle Expressway	4.000	01/01/2039	Aa1	500,000	457,580
North Carolina State Grant Anticipation Revenue	5.000	03/01/2029	Aa3	200,000	205,958
North Carolina State Grant Anticipation Revenue	5.000	03/01/2029	Aa3	20,000	20,586
North Carolina State Limited Obligation	5.000	05/01/2029	Aa1	225,000	232,650
North Carolina Turnpike Authority	5.000	01/01/2029	Aa1	285,000	285,795
					4,610,739
3.72% of Net Assets
Fuquay-Varina NC	4.000	08/01/2042	Aaa	500,000	445,215
Greensboro NC Limited Obligation	4.000	10/01/2044	Aa1	500,000	432,520
Greenville NC Limited Obligation	4.250	03/01/2045	AA-*	500,000	445,755
Mecklenburg County NC Limited Obligation	4.000	02/01/2044	Aa1	1,195,000	1,044,836
Wilmington NC Limited Obligation	3.000	06/01/2041	Aa1	370,000	283,642
Winston Salem NC	4.000	06/01/2043	Aaa	1,165,000	1,026,983
					3,678,951
Charlotte NC Airport Revenue	4.000	07/01/2032	Aa3	100,000	98,130
Charlotte NC Airport Revenue	5.000	07/01/2044	Aa3	250,000	250,833
Charlotte NC Airport Revenue	5.000	07/01/2045	Aa3	500,000	501,370
Charlotte NC Airport Revenue	5.000	07/01/2048	Aa3	425,000	419,420
Charlotte NC Douglas International Airport	5.000	07/01/2036	Aa3	250,000	251,303
Charlotte NC Douglas International Airport	4.000	07/01/2036	Aa3	500,000	475,475
Charlotte NC Douglas International Airport	5.000	07/01/2042	Aa3	1,325,000	1,325,966
					3,322,497
PREREFUNDED BONDS
1.54% of Net Assets
New Hanover County NC Hospital Revenue New Hanover Regional Medical	5.000	10/01/2034		1,500,000	1,519,905

LEASE REVENUE BONDS
.10% of Net Assets
New Hanover County NC Limited Obligation	5.000	06/01/2029	Aa1	100,000	103,425

Total Investments 97.97% of Net Assets (cost $104,967,776) (See (a) below for further explanation)					$96,761,536

Other assets in excess of liabilities 2.03%					2,005,839

Net Assets 100%					$98,767,375

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect subsequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a)	Cost for federal income tax purposes is $104,967,776 and net unrealized depreciation of investments is as follows:

Net unrealized depreciation	$(8,206,240)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -

Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2026, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2026.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	96,761,536
Level 3	Significant Unobservable Inputs	—

$96,761,536

Securities held by the Fund are valued as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund’s securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds
September 30, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
56.26% of Net Assets
Bolivar Energy Authority	4.000%	05/01/2043	A1	$325,000	$281,996
Clarksville TN Electric System Revenue	4.250	09/01/2040	Aa2	475,000	444,548
Clarksville TN Public Building Authority Revenue	4.500	02/01/2043	AA-*	630,000	577,263
Columbia TN	4.000	12/01/2043	AA+*	1,000,000	870,950
Columbia TN	4.000	12/01/2050	AA+*	750,000	610,020
Dickson TN Electric Systems Revenue	5.000	07/01/2043	Aa3	1,000,000	1,000,560
Eastside TN Utility District Hamilton County Waterworks	4.000	05/01/2045	AA*	500,000	427,970
Franklin TN Water & Sewer System Revenue	4.000	02/01/2036	Aa2	250,000	236,885
Gallatin TN Electric	4.000	07/01/2043	Aa3	785,000	678,075
Gallatin TN Gas System Revenue	4.000	01/01/2042	AA-*	1,155,000	1,015,765
Hallsdale Powell TN Utility District	4.000	04/01/2039	AA*	700,000	650,300
Hallsdale-Powell TN Utility District	4.000	04/01/2028	AA*	255,000	254,998
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2035	AA*	315,000	297,996
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2038	AA*	1,000,000	919,920
Harpeth Valley TN Utilities District	4.000	09/01/2043	AA+*	1,105,000	968,289
Harpeth Valley TN Utilities District Davidson & Williamson Counties	4.000	09/01/2039	AA+*	500,000	462,260
Harriman TN	5.000	06/01/2028	AA*	100,000	101,626
Knox Chapman TN Utility District	4.000	01/01/2043	AA-*	535,000	466,707
Knox County TN	4.000	06/01/2043	Aa1	500,000	437,685
Knoxville TN Electric	4.000	07/01/2041	Aa2	750,000	669,450
Knoxville TN Electric	4.000	07/01/2044	Aa2	670,000	581,714
Lafollette TN Electric Systems	5.000	06/01/2045	A1	235,000	233,294
Lexington TN Electric Revenue	4.000	08/01/2044	Aa3	500,000	428,160
Loudon & Monroe Counties Water & Sewer Revenue	5.000	07/01/2047	AA*	500,000	481,825
Loudon & Monroe Counties Water & Sewer Revenue	5.000	07/01/2051	AA*	500,000	471,525
Loudon TN Water & Sewer	5.000	03/01/2039	A+*	290,000	295,406
Loudon TN Water & Sewer	5.000	03/01/2040	A+*	355,000	359,455
Loudon TN Water & Sewer	5.000	03/01/2041	A+*	425,000	427,996
Loudon TN Water & Sewer	4.000	03/01/2044	AA*	1,000,000	867,710
Marshall County TN Water Revenue	5.000	06/01/2040	AA*	275,000	275,677
Maryville TN	4.000	06/01/2029	Aa2	250,000	249,050
Memphis TN Gas System Revenue	4.000	12/01/2034	Aa1	775,000	748,201
Memphis TN Gas System Revenue	4.000	12/01/2037	Aa1	1,310,000	1,230,954
Metropolitan Government Nashville & Davidson County TN Electric	5.000	05/15/2031	AA-*	100,000	100,724
Metropolitan Government Nashville & Davidson County TN Electric	5.250	05/15/2049	Aa1	1,000,000	1,003,680
Metropolitan Government Nashville & Davidson County TN Water & Sewer	4.000	07/01/2046	Aa2	1,000,000	848,480
Portland TN Water & Sewer	4.000	04/01/2037	A*	900,000	826,461
Portland TN Water & Sewer	4.000	04/01/2040	AA*	750,000	666,810
Pulaski TN Electric Revenue	4.000	06/01/2042	Aa3	500,000	436,205
Springfield TN	5.000	06/01/2027	Aa2	245,000	247,269
Watauga River Regional Water Authority TN Waterworks	4.000	07/01/2037	A*	1,270,000	1,164,285
Watts Bar Utility District TN	5.000	09/01/2045	AA*	200,000	196,156
West Knoxville TN Utility District Knox County Water & Sewer Revenue	4.000	06/01/2046	AA+*	1,000,000	849,950
West Wilson TN Utility District Waterworks	5.000	06/01/2040	AA*	200,000	205,078
West Wilson TN Utility District Waterworks	5.000	06/01/2042	AA*	500,000	505,375
West Wilson TN Utility District Waterworks	5.000	06/01/2046	AA*	250,000	246,900
					25,321,603
PUBLIC FACILITIES REVENUE BONDS
9.11% of Net Assets
Hamblen County TN	4.000	05/01/2038	Aa3	880,000	814,264
Hamblen County TN	4.000	05/01/2039	Aa3	1,250,000	1,143,000
Hamblen County TN	4.000	05/01/2045	Aa3	420,000	359,940
Nolensville Town TN	4.000	06/01/2041	Aa1	400,000	360,292
Nolensville Town TN	4.000	06/01/2042	Aa1	600,000	532,914
Sullivan County TN	4.000	02/01/2043	Aa2	1,010,000	887,790
					4,098,200
STATE AND LOCAL MORTGAGE/HOUSING BONDS
7.62% of Net Assets
Metropolitan Government Nashville & Davidson County TN 4th and Shelby Apartments Project	4.600	12/01/2044	Aa1	500,000	442,890
TN Housing Development Agency	4.500	07/01/2043	Aa1	1,455,000	1,298,413
TN Housing Development Agency Residential Finance Program	4.150	07/01/2038	Aa1	100,000	92,340
TN Housing Development Agency Residential Finance Program	4.450	07/01/2043	Aa1	1,780,000	1,593,171
					3,426,814
SCHOOL IMPROVEMENT BONDS
7.08% of Net Assets
Bedford County TN	4.000	04/01/2027	AA*	75,000	75,001
Collierville TN	4.000	01/01/2046	Aaa	1,000,000	859,430
Decatur County TN	4.000	05/01/2042	A1	390,000	343,855
Loudon County TN	4.000	06/01/2045	Aa2	400,000	346,092
Montgomery County TN	4.000	04/01/2037	AA*	670,000	625,137
Montgomery County TN	4.000	06/01/2040	Aa2	500,000	456,455
White County TN	4.000	06/01/2027	AA-*	260,000	259,615
Wilson County TN	4.000	04/01/2039	AA+*	245,000	225,429
					3,191,014

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds September 30, 2026	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.45% of Net Assets
Metropolitan Government Nashville & Davidson County TN Vanderbilt University Medical Center	5.000%	07/01/2045	A*	$1,000,000	$958,800
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2036	Baa2	1,535,000	1,493,923
					2,452,723
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.26% of Net Assets
Memphis TN	4.000	06/01/2041	Aa2	370,000	328,649
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2033	Aa2	750,000	731,738
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2034	Aa2	500,000	478,075
Sevierville TN	4.000	06/01/2044	Aa2	440,000	376,235
					1,914,697
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.41% of Net Assets
Shelby County TN Health Educational & Housing Facilities Board Rhodes College	4.000	08/01/2027	A3	100,000	99,687
Shelby County TN Health Educational & Housing Facilities Board Rhodes College	4.000	08/01/2037	A3	280,000	248,564
Shelby County TN Health Educational & Housing Facilities Board Rhodes College	4.000	08/01/2040	A3	875,000	735,385
					1,083,636
REFUNDING BONDS
2.40% of Net Assets
Memphis TN	5.000	10/01/2043	Aa2	750,000	750,653
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2027	Aa3	200,000	200,182
Sevierville TN	5.000	05/01/2028	Aa2	125,000	127,516
					1,078,351
AIRPORT REVENUE BONDS
2.20% of Net Assets
Metropolitan Nashville TN Airport Authority	5.000	07/01/2046	AA-*	1,000,000	988,790

Total Investments 96.79% of Net Assets					$43,555,828

(cost $48,020,217) (See (a) below for further explanation)

Other assets in excess of liabilities 3.21%					1,442,838

Net Assets 100%					$44,998,666

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect subsequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a)	Cost for federal income tax purposes is $48,020,217 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$-
Unrealized depreciation	(4,464,389)

Net unrealized depreciation	$(4,464,389)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -

Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2026, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2026.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	43,555,828
Level 3	Significant Unobservable Inputs	—

$43,555,828

Securities held by the Fund are valued as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund’s securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
U.S. Government Securities and Agencies
September 30, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL HOME LOAN BANK
79.64% of Net Assets
Federal Home Loan Bank	4.625%	01/22/2029	Aa1	$450,000	$445,650
Federal Home Loan Bank	4.625	06/08/2029	Aa1	250,000	247,746
Federal Home Loan Bank	4.000	08/24/2029	Aa1	250,000	242,290
Federal Home Loan Bank	4.250	10/22/2029	Aa1	375,000	365,506
Federal Home Loan Bank	4.625	11/20/2029	Aa1	250,000	246,740
Federal Home Loan Bank	4.300	03/25/2030	Aa1	500,000	486,318
Federal Home Loan Bank	4.125	06/14/2030	Aa1	500,000	482,607
Federal Home Loan Bank	4.050	07/18/2030	Aa1	400,000	387,800
Federal Home Loan Bank	4.100	07/18/2030	Aa1	400,000	388,789
Federal Home Loan Bank	4.150	07/19/2030	Aa1	250,000	242,747
Federal Home Loan Bank	4.000	08/19/2030	Aa1	250,000	239,009
Federal Home Loan Bank	3.940	08/21/2030	Aa1	250,000	240,381
Federal Home Loan Bank	3.875	10/08/2030	Aa1	200,000	192,277
Federal Home Loan Bank	3.760	11/27/2030	Aa1	250,000	237,060
Federal Home Loan Bank	3.800	03/03/2031	Aa1	250,000	236,685
Federal Home Loan Bank	4.020	04/16/2031	Aa1	225,000	214,538
Federal Home Loan Bank	4.375	12/12/2031	Aa1	250,000	239,918
Federal Home Loan Bank	4.750	12/12/2031	Aa1	450,000	441,825
Federal Home Loan Bank	4.720	08/15/2035	Aa1	125,000	113,702
					5,691,588
FEDERAL NATIONAL MORTGAGE CORPORATION
6.76% of Net Assets
Federal National Mortgage Association	4.000	10/10/2028	Aa1	250,000	246,697
Federal National Mortgage Association	3.750	03/06/2031	Aa1	250,000	236,794
					483,491
FEDERAL FARM CREDIT
5.43% of Net Assets
Federal Farm Credit Bank	4.210	10/02/2030	Aa1	400,000	388,120

FEDERAL HOME LOAN MORTAGE CORPORATION
3.35% of Net Assets
Federal Home Loan Mortgage Corporation	4.125	02/20/2031	Aa1	250,000	239,717

Total Investments 95.18% of Net Assets					$6,802,916

(cost $7,028,254) (See (a) below for further explanation)
Other assets in excess of liabilities 4.82%					344,279

Net Assets 100%					$7,147,195

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect subsequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a) Cost for federal income tax purposes is $7,028,254 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$-
Unrealized depreciation	(225,338)

Net unrealized depreciation	$(225,338)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -

Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2026 involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2026.

Valuation Inputs	Government Agencies
Level 1 Quoted Prices	—
Level 2 Other Significant Observable Inputs	$6,802,916
Level 3 Significant Unobservable Inputs	—

$6,802,916

Securities held by the Intermediate Government Bond Series are valued using market quotations provided by an independent pricing service. If market quotations are not readily available, the pricing service may provide an evaluated price determined by a matrix pricing method, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS - TAXABLE MUNICIPAL BOND SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Taxable Municipal Bonds
September 30, 2026

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
STATE AND LOCAL MORTGAGE/HOUSING BONDS
27.37% of Net Assets
FL Housing Finance Corporation	6.187%	07/01/2050	Aaa	$150,000	$144,338
IN State Housing & Community Development Authority	5.944	07/01/2049	Aaa	125,000	116,927
KY State Housing Corporation	5.806	07/01/2040	Aa1	125,000	119,140
MN State Housing Finance Authority	5.915	07/01/2044	Aa1	150,000	141,875
NC State Housing Finance Agency	6.128	07/01/2043	Aa1	170,000	168,020
WI State Housing & Economic Development Authority	6.039	09/01/2045	Aa2	25,000	23,780
					714,080
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
15.65% of Net Assets
North Texas Tollway Authority	6.718	01/01/2049	Aa3	100,000	101,587
Washoe County NV Highway Revenue	7.969	02/01/2040	Aa2	280,000	306,813
					408,400
PUBLIC FACILITIES REVENUE BONDS
11.71% of Net Assets
Metropolitan Government Nashville & Davidson County TN	7.431	07/01/2043	Aa3	140,000	147,293
Montgomery AL Community Cooperative District	2.815	11/01/2049		75,000	43,231
Rhode Island Convention Center	6.060	05/15/2035	A1	70,000	70,837
Savannah GA Economic Development Authority Forsyth Park	5.350	08/01/2053	Aaa	50,000	44,354
					305,715
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
10.40% of Net Assets
Mesa State College CO	6.746	05/15/2042	Aa2	85,000	85,612
Michigan State University	4.496	08/15/2048	Aa2	225,000	185,969
					271,581
MARINA/PORT AUTHORITY REVENUE BONDS
8.30% of Net Assets
Miami Dade County FL Special Obligation	7.500	04/01/2040	Aa2	200,000	216,670

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
8.17% of Net Assets
Kansas City MO	5.700	02/01/2046	AA*	100,000	96,033
Waco TX	5.488	02/01/2044	Aa1	125,000	117,254
					213,287
MUNICIPAL UTILITY REVENUE BONDS
7.97% of Net Assets
Metropolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa2	200,000	208,040

HOSPITAL AND HEALTHCARE REVENUE BONDS
7.09% of Net Assets
Midland County TX Hospital District	6.440	05/15/2039	Aa3	185,000	185,141

Total Investments 96.66% of Net Assets					$2,522,914

(cost $2,765,852) (See (a) below for further explanation)

Other assets in excess of liabilities 3.34%					87,251

Net Assets 100%					$2,610,165

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect subsequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a)	Cost for federal income tax purposes is $2,765,857 and net unrealized depreciation of investments is as follows:

Unrealized appreciation	8,040
Unrealized depreciation	(250,983)

Net unrealized depreciation	$(242,943)

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

DUPREE MUTUAL FUNDS - TAXABLE MUNICIPAL BOND SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Taxable Municipal Bonds
September 30, 2026

Level 1 -	Unadjusted quoted prices in active markets for identical securities.
Level 2 -

Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 -

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of September 30, 2026, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended September 30, 2026.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	2,522,914
Level 3	Significant Unobservable Inputs	—

$2,522,914

Securities held by the Fund are valued as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Fund’s securities. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotation provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires the Valuation Designee, to fair value the security in accordance with procedures approved by the Board of Trustees. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.